Other information	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Other information
Other information
a) Supplemental cash flow information

Year ended December 31,	2013	2012
Cash paid during the year for:
Interest	$25,528	$29,625
Income taxes	91	5,072
Cash received during the year for:
Interest	256	8
Income taxes	3,797	97

Year ended December 31,	2013	2012
Non-cash transactions:
Acquisition of property, plant and equipment for continuing operations by means of capital leases	$13,812	$47,297
Additions to assets held for sale	(5,123)	(10,444)
Net change in accounts payable related to purchase of property, plant and equipment	2,931	(2,198)
Net change in current portion of equipment lease liabilities included in accrued liabilities related to the purchase of property, plant and equipment	(159)	(1,574)
Net change in long term portion of equipment lease liabilities related to the purchase of property, plant and equipment	1,702	(1,702)
Net change in property, plant and equipment resulting from reclassification to inventory	—	2,219
Net change in accrued liabilities related to current portion of RSU liability	1,430	(1,639)
Net change in accrued liabilities related to current portion of DDSU liability	(253)	253

b) Net change in non-cash working capital

Year ended December 31,	2013	2012
Operating activities:
Accounts receivable, net	$29,765	$70,577
Unbilled revenue	30,275	56,625
Inventories	(644)	3,416
Prepaid expenses and deposits	634	5,050
Accounts payable	(31,847)	(35,292)
Accrued liabilities	(1,603)	(11,534)
Long term portion of liabilities related to equipment leases	(209)	(1,721)
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	(872)	(2,160)
	$25,499	$84,961